Held-to-maturity Investments (Details)			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments Equal to or more than	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments Less than
Held-to-maturity Investments
Carrying Value	$ 157,868,000	993,606,000	993,606,000
Held-to-maturity investments, effective yield (as a percent)				4.27%	5.65%
Estimated Fair Value			993,606,000
Investment and Dividend Income, Securities, Held-to-maturity			13,100,000
Maturity period, maximum (in years)					1 year